UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

BNY Mellon Municipal Funds, Inc.
(formerly, Dreyfus Municipal Funds, Inc.)
240 Greenwich Street
New York, NY 10286

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-6377

Securities Act File Number: 33-42162

4(a). Last day of fiscal year for which this notice is filed:

August 31, 2020

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

BNY Mellon AMT-Free Municipal Bond Fund - Class A
(formerly, Dreyfus AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$63,714,916
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$55,562,816
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$227,349,590
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$282,912,406
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(219,197,490)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$0
=============

BNY Mellon AMT-Free Municipal Bond Fund - Class C
(formerly, Dreyfus AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$2,502,979
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$4,521,943
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$19,583,008
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$24,104,951
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(21,601,972)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$N/A
-------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$0
=============

BNY Mellon AMT-Free Municipal Bond Fund - Class I
(formerly, Dreyfus AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$341,316,001
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$155,035,453
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$155,035,453
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$186,280,548
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item
	5(vii) (enter “0” if no fee is due):	=$20,323.21
		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$N/A
------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$20,323.21
=============

BNY Mellon AMT-Free Municipal Bond Fund - Class Y
(formerly, Dreyfus AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$21,419
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$0
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$21,419
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$2.34
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$2.34
=============

BNY Mellon AMT-Free Municipal Bond Fund - Class Z
(formerly, Dreyfus AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$6,430,107
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$20,109,158
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$109,290,900
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$129,400,058
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(122,969,951)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$N/A
-------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$0
=============

BNY Mellon AMT-Free Municipal Bond Fund - Class T
(formerly, Dreyfus AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$0
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$0
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$0
------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=0
=============

BNY Mellon High Yield Municipal Bond Fund - Class A
(formerly, Dreyfus High Yield Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$58,848,651
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$54,484,923
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$-0	-
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$54,484,923
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$4,363,728
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x.0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	$476.08
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$N/A
------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$476.08
=============

BNY Mellon High Yield Municipal Bond Fund - Class C
(formerly, Dreyfus High Yield Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$4,703,250
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$6,424,426
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$14,686,151
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$-21,110,577
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(16,407,327)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item
	5(vii) (enter “0” if no fee is due):	=$0
		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$N/A
-------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

BNY Mellon High Yield Municipal Bond Fund - Class I
(formerly, Dreyfus High Yield Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$123,297,960
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$131,707,521
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$131,707,521
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(8,409,561)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$N/A
-------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

BNY Mellon High Yield Municipal Bond Fund - Class Y
(formerly, Dreyfus High Yield Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$525,922
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$114,330
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$4,362,669
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$4,476,999
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(3,951,077)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$N/A
-------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$0 ==============

BNY Mellon High Yield Municipal Bond Fund - Class Z
(formerly, Dreyfus High Yield Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$3,681,766
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$3,955,777
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$95,021,225
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$98,977,002
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(95,295,236)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

BNY Mellon High Yield Municipal Bond Fund - Class T
(formerly, Dreyfus High Yield Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$0
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$0
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7	.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$0
------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$0
=============

$20,801.63
TOTAL FOR ALL:	=============

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Sarah Kelleher

Sarah Kelleher
Vice President and Assistant Secretary

Date: November 23, 2020

* Please print the name and title of the signing officer below the signature.